Related Party Transactions (Details) - USD ($)								3 Months Ended		4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	May 02, 2024	Feb. 15, 2024	Oct. 11, 2023	Sep. 04, 2023	Jun. 16, 2023	May 19, 2023	Apr. 11, 2023	Jun. 30, 2024	Jun. 30, 2023	Apr. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 13, 2024	Mar. 11, 2024	Feb. 06, 2024	Jan. 08, 2024	Dec. 29, 2023	Dec. 07, 2023	Nov. 09, 2023	Oct. 30, 2023	Sep. 11, 2023	Aug. 10, 2023	Jul. 11, 2023	Jul. 07, 2023	Jun. 14, 2023	Jun. 08, 2023	Apr. 01, 2023	Jan. 17, 2023	Nov. 29, 2022	Jun. 01, 2022	Jan. 10, 2022	Sep. 30, 2020	May 04, 2020
Related Party Transactions [Line Items]
Accounts payable amount								$ 2,713,074			$ 2,713,074			$ 2,758,074	$ 3,235,546
Purchases										$ 92,416					3,332,739
Outstanding accounts payable															5,218,444
Security deposit								27,633			27,633			47,633	66,720																						$ 500,000
Shares of Iluminar (in Shares)							1,033,333																											8,908,991
Percentage of outstanding shares							10.00%
Sales revenue														300,053
Cost of goods purchase														56,671
Account receivable	$ 1,240,150													305,669
Paid amount																																				$ 13,304
Bonus payable due																					$ 13,304
Outstanding amount of prepayments														0	13,304
Legal and audit fee															345,000
Outstanding amount											170,000			170,000	170,000
Principal amount																	$ 181,700												$ 3,700,000
Interest rate																		8.00%						12.00%								8.00%
Loan amount														0
Interest income for loan receivable								0	$ 2,052		0	$ 2,425
Accrued interest								34,385			34,385			22,500
Loan Interest																																			$ 3,000,000
Interest expense for short-term loan								304,302	5,364		428,215	381,814		428,159	635,296
Sales revenue								588,720	25,097		994,098	25,097
Related Party [Member]
Related Party Transactions [Line Items]
Accrued interest expense from related parties														63,141	4,317
Interest income for loan receivable														6,861	0
Interest expense for short-term loan														80,381	4,317
Megaphoton [Member]
Related Party Transactions [Line Items]
Accounts payable amount															1,151,534
Purchases								137,974	0		230,390	0			3,997,810
Hydroman [Member]
Related Party Transactions [Line Items]
Purchases										$ 0
Yang Wei [Member]
Related Party Transactions [Line Items]
Outstanding amount											23,813			23,813	23,813
Business operating fee																$ 23,813
Zhiyi Zhang [Member]
Related Party Transactions [Line Items]
Outstanding amount											1,000			1,000	27,944
Business operating fee				$ 557		$ 1,000									27,944
Paid off balance			$ 28,501											40,000
Principal amount																																	$ 100,000
Interest rate																																	8.00%
Loan amount								60,000			60,000			60,000	100,000
Accrued interest								9,619			9,619			7,186	723
Varto Levon Doudakian [Member]
Related Party Transactions [Line Items]
Principal amount														$ 110,000
Interest rate														8.00%
Tie Li [Member]
Related Party Transactions [Line Items]
Principal amount															$ 610,000
Interest rate															8.00%
Loan amount								110,000			110,000			$ 110,000	$ 610,000
Accrued interest								110,000			110,000			110,000
Payments towards					$ 500,000								$ 500,000
Loan extended		$ 110,000												110,000
Loan Interest								13,200			13,200			8,800	3,594
Nature's Miracle Holding Inc [Member]
Related Party Transactions [Line Items]
Principal amount																															$ 160,000	$ 318,270
Interest rate																															8.00%	8.00%
Accrued interest								37,099			37,099			24,276
Iluminar Lighting LLC [Member]
Related Party Transactions [Line Items]
Purchases								1,160	0		1,160	0
Related Party [Member]
Related Party Transactions [Line Items]
Accounts receivable								717,835			717,835			305,669
Accrued interest expense from related parties											97,344			$ 63,141
Interest expense for short-term loan								18,147	$ 6,164		34,203	$ 26,033
TieJamesLi [Member]
Related Party Transactions [Line Items]
Principal amount																											$ 125,000
Interest rate																											8.00%
Accrued interest								$ 3,041			$ 3,041
NMCayman [Member]
Related Party Transactions [Line Items]
Principal amount																																$ 294,985
Interest rate																																8.00%
Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																						$ 20,000								$ 40,000	$ 160,000
Interest rate																						0.00%								0.00%	8.00%
One Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount			$ 80,000																			$ 20,000						$ 80,000
Interest rate			0.00%																			0.00%						0.00%
Two Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																				$ 20,000			$ 80,000			$ 80,000
Interest rate																				0.00%			0.00%			0.00%
Three Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																			$ 20,000						$ 80,000
Interest rate																			0.00%						0.00%
Four Promissory Notes [Member]
Related Party Transactions [Line Items]
Principal amount			$ 80,000
Interest rate			0.00%
Five Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																							$ 80,000
Interest rate																							0.00%
Iluminar Lighting LLC [Member]
Related Party Transactions [Line Items]
Accounts receivable							$ 1,000,000
Percentage of outstanding shares							10.00%
Megaphoton from Hydroman [Member]
Related Party Transactions [Line Items]
Security deposit															$ 0
Megaphoton from Hydroman [Member] | Nature's Miracle Holding Inc [Member]
Related Party Transactions [Line Items]
Principal amount																																$ 294,985